Parent company accounts - Cash flow statement (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Condensed Cash Flow Statements, Captions [Line Items]
Interest received, classified as operating activities	£ 33,657	£ 11,616
Interest paid, classified as operating activities	26,566	7,493
Balances with banks and other regulatory authorities	3,038	4,260
Barclays Bank PLC
Condensed Cash Flow Statements, Captions [Line Items]
Interest received, classified as operating activities	25,048	7,284
Interest paid, classified as operating activities	21,325	5,496
Dividends received	1,862	1,174
Balances with banks and other regulatory authorities	£ 1,070	£ 1,585